UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05076

Tax-Exempt California Money Market Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2014 (Unaudited)

Tax-Exempt California Money Market Fund
	Principal Amount ($)	Value ($)
Municipal Investments 99.9%
California 95.0%
California, Austin Trust, Various States, Series 2008-1065, 144A, 0.06% *, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, BB&T Municipal Trust, Public Financing Authority, Series 2011, 144A, 0.08% *, 9/1/2022, LIQ: Branch Banking & Trust	4,090,000	4,090,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.04% *, 5/15/2030, LIQ: State Street Bank & Trust Co.	4,250,000	4,250,000
California, Metropolitan Water District of Southern California:
Series D, 0.03% *, 7/1/2035	2,000,000	2,000,000
Series A-2, 0.05% **, Mandatory Put 1/11/2016 @ 100, 7/1/2030	5,200,000	5,200,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.19% *, 6/1/2041	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.14% *, 8/3/2043, LIQ: Royal Bank of Canada	4,400,000	4,400,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.12% *, 9/1/2043, LIQ: Barclays Bank PLC	1,200,000	1,200,000
California, Revenue Anticipation Notes, 144A, 1.5%, 6/22/2015	4,000,000	4,025,876
California, State Department of Water Resources Supply Revenue, Series L, 144A, 4.0%, 5/1/2015	1,500,000	1,518,982
California, State General Obligation:
Series B, 144A, 0.02% *, 5/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	6,500,000	6,500,000
Series 2178, 144A, 0.07% *, 12/1/2037, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	1,200,000	1,200,000
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series B, 0.02% *, 3/1/2047, LOC: Bank of Montreal	3,500,000	3,500,000
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series D, 0.03% *, 11/1/2034, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	4,075,000	4,075,000
California, State Health Facilities Financing Authority Revenue, Northern California Presbyterian Homes & Services, 0.05% *, 7/1/2034, LOC: Union Bank NA	2,450,000	2,450,000
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series F, 144A, 0.02% *, 10/1/2031, LOC: Northern Trust Co.	2,200,000	2,200,000
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, Series A, 0.03% *, 7/1/2041, LOC: Union Bank NA	2,500,000	2,500,000
California, State Kindergarten, Series A6, 0.02% *, 5/1/2034, LOC: Citibank NA	900,000	900,000
California, State Pollution Control Financing Authority, Exempt Facilities, Exxon Mobil Project, AMT, 0.01% *, 12/1/2029, GTY: Exxon Mobil Corp.	4,000,000	4,000,000
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Recology, Inc. Project, Series A, 0.07% *, 4/1/2020, LOC: Bank of America NA	4,495,000	4,495,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series R-13104CE, 144A, 0.54% *, 9/6/2035, GTY: Citibank NA, LIQ: Citibank NA	7,500,000	7,500,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, 0.18% *, Mandatory Put 7/9/2015 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
California, West Hills Community College District, 0.02% *, 7/1/2033, LOC: Union Bank of California	2,590,000	2,590,000
Irvine, CA, Improvement Bond Act 1915, Limited Obligation-Reassessment District, Series A, 0.01% *, 9/2/2050, LOC: U.S. Bank NA	4,000,000	4,000,000
Los Angeles, CA, General Obligation, 1.5%, 6/25/2015	4,000,000	4,026,600
Orange County, CA, Water District, Certificates of Participation, Series A, 0.03% *, 8/1/2042, LOC: Citibank NA	2,400,000	2,400,000
Rancho, CA, Water District Community Facilities District No. 89-5, Special Tax, 0.02% *, 9/1/2028, LOC: Wells Fargo Bank NA	960,000	960,000
Rancho, CA, Water District Financing Authority, Series B, 0.02% *, 8/15/2031, LOC: U.S. Bank NA	900,000	900,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series 37C, 0.02% *, 5/1/2029, LOC: Union Bank NA	1,200,000	1,200,000
San Jose, CA, Redevelopment Agency, TECP, 0.12%, 4/10/2015, LOC: JPMorgan Chase Bank NA	5,000,000	5,000,000
University of California, State Revenues, Series AL-3, 0.04% *, 5/15/2048	3,450,000	3,450,000

		100,531,458
Puerto Rico 4.9%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.11% *, 12/1/2030	5,200,000	5,200,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $105,731,458) †	99.9	105,731,458
Other Assets and Liabilities, Net	0.1	53,066

Net Assets	100.0	105,784,524

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate preferred  shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of December 31, 2014.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2014.

† The cost for federal income tax purposes was $105,731,458.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$105,731,458	$—	$105,731,458
Total	$—	$105,731,458	$—	$105,731,458

There have been no transfers between fair value measurement levels during the period ended December 31, 2014.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015